Accumulated Other Comprehensive Income (Details) - Schedule of components of accumulated other comprehensive income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 30, 2018 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	¥ 99,167		¥ 87,148	¥ 128,900	¥ 19,123
Other comprehensive income before reclassification, net of tax	(15,905)		(8,885)	(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	9,431		10,561	(11)	(13,838)
Foreign currency translation adjustment	10,343			(6,591)	86,458
Ending balance	92,693		99,167	87,148
Ending balance (in Dollars)	92,693	$ 14,346	99,167	87,148
Unrealized Gains/(Loss) On Investment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8,957		7,281	42,442	19,123
Other comprehensive income before reclassification, net of tax	(15,905)		(8,885)	(35,150)	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	4,210		10,561	(11)	(13,838)
Foreign currency translation adjustment
Ending balance	(2,738)		8,957	7,281
Ending balance (in Dollars)	(2,738)	(424)	8,957	7,281
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	90,210		79,867	86,458
Other comprehensive income before reclassification, net of tax
Amounts reclassified from accumulated other comprehensive income, net of tax	5,221
Foreign currency translation adjustment	10,343			(6,591)	¥ 86,458
Ending balance	95,431		90,210	79,867
Ending balance (in Dollars)	¥ 95,431	$ 14,770	¥ 90,210	¥ 79,867